Other Operating Expenses - Summary of Other Operating Expenses (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
United States [member] | Reporting on the Group's internal controls over financial reporting pursuant to regulatory requirements [member]
Disclosure of other operating expenses [line items]
Auditor's remuneration for audit service	¥ 19	¥ 22	¥ 22